STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	May 28, 2024	Mar. 14, 2024	Aug. 19, 2023	Aug. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 31, 2021
Class of Warrant or Right [Line Items]
Issuance of common stock pursuant to Reseller Agreement						$ 13,475,000
Warrants assumed										202,575	94,535
Warrant exercise price										$ 2.96
Number of shares issued in transaction		7,885,220
Common stock authorized					750,000,000			750,000,000		100,000,000	100,000,000
Common stock, par value					$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock authorized					10,000,000			10,000,000		10,000,000	10,000,000
Preferred stock, par value					$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Class of Warrant or Right, Outstanding										1,039,885
Common Stock, Shares, Outstanding					36,096,269			36,096,269		23,270,404	17,057,085
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross								108,040		2,239,129
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted										810,300	0
Proceeds from exercise of options and warrants										$ 75,000	$ 35,000
Settlement amount of outstanding accounts payable to warrants holder										40,000
Stock issued during period value accounts payable and loans payable										$ 432,963	$ 586,000
Stock issued during period shares accounts payable and loans payable										238,488	656,613
Gain (Loss) on Extinguishment of Debt					$ 1,847,992			$ 1,847,992			$ 548,563
Adjustment of Warrants Granted for Services											100,000
Equity Compensation Plans [Member]
Class of Warrant or Right [Line Items]
Number of option grants authorized												10,000,000
Other Income [Member]
Class of Warrant or Right [Line Items]
Gain (Loss) on Extinguishment of Debt											$ 548,563
DM Lab [Member]
Class of Warrant or Right [Line Items]
Number of shares issued in transaction										616,666
Sale of stock, consideration received on transaction										$ 5,000,000
Stock Issued During Period, Shares, Acquisitions										4,325,043
Shares Issued, Price Per Share										$ 8.11
Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of common stock pursuant to reseller agreement (in shares)						1,750,000
Issuance of common stock pursuant to Reseller Agreement						$ 175
Common stock authorized											100,000,000
Common stock, par value											$ 0.0001
Common Stock, Shares, Outstanding										23,270,404	17,057,085
Stock Issued During Period, Shares, Conversion of Convertible Securities							378,140			830,547
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants assumed											270,100
Adjustment of Warrants Granted for Services											$ 100,000
A 2023 Long Term Incentive Plan [Member]
Class of Warrant or Right [Line Items]
Number of option grants authorized					2,942,245			2,942,245
Share-based payment award, number of shares authorized					2,555,256			2,555,256
AFG Companies Inc [Member]
Class of Warrant or Right [Line Items]
Number of shares issued in transaction		550,000
Sale of stock, consideration received on transaction		$ 5,500,000
May SPA [Member]
Class of Warrant or Right [Line Items]
Additional capital raise, incomplete	$ 3,250,000
Reload warranty	2,600,000
Private Placement Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants assumed		6,126,010
Warrant exercise price		$ 11.50
Threshold to transfer, assign, or sell after completion of business combination		30 days
Public Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants assumed		10,314,952
Warrant exercise price		$ 11.50
Certain Investors [Member] | May SPA [Member]
Class of Warrant or Right [Line Items]
Common stock authorized	1,980,000
Price per share	$ 2.50
Certain Investors [Member] | Private Placement Warrant [Member] | May SPA [Member]
Class of Warrant or Right [Line Items]
Warrants assumed	3,960,000
Warrant exercise price	$ 2.50
Number of shares issued in transaction								877,500
Sale of stock, consideration received on transaction								$ 1,993,750
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants	$ 4,950,000
Certain Investors [Member] | Private Placement Warrant [Member] | May SPA [Member] | One Year Tranche [Member]
Class of Warrant or Right [Line Items]
Warrants assumed	1,980,000
Certain Investors [Member] | Private Placement Warrant [Member] | May SPA [Member] | Five Year Tranche [Member]
Class of Warrant or Right [Line Items]
Warrants assumed	1,980,000
Warrant exercise price	$ 2.50
Expected term	5 years
Reload Warranty [Member] | May SPA [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price					$ 2.50			$ 2.50
Investors [Member] | May SPA [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price					$ 2.50			$ 2.50
Class of Warrant or Right, Outstanding					1,755,000			1,755,000
Related Party [Member] | AFG Companies Inc [Member]
Class of Warrant or Right [Line Items]
Agreement term				5 years
Issuance of common stock pursuant to reseller agreement (in shares)			1,750,000	1,750,000
Issuance of common stock pursuant to Reseller Agreement			$ 13,475,000	$ 13,475,000
Related Party [Member] | AFG Companies Inc [Member] | Reseller Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants assumed			3,750,000	3,750,000
Warrant exercise price			$ 10.00	$ 10.00
Fair value of warrant			$ 2.52	$ 2.52	$ 2.52			$ 2.52